Schedule of Outstanding Debt (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible Notes due 2028		$ 99,600,000	$ 235,000,000
Discount, net	[1]	(4,015,000)	(11,387,249)	[2]
Debt issuance costs, net	[3]	(3,329,000)	(9,440,843)	[4]
Convertible Notes, net		$ 92,256,000	$ 214,171,908

[1]	Discount as of June 30,2026 consisted of $
[2]	Discount as of December 31, 2025 consisted of $7,050,000 of original issue discount and $4,629,230 for the fair value of the embedded derivative less accumulated amortization of $291,981.
[3]	Debt issuance costs as of June 30, 2026 consisted of $9.7 million in debt issuance costs, less accumulated amortization of $1.1 million and gain on debt extinguishment of $5.3 million.
[4]	Debt issuance costs as of December 31, 2025 consisted of $9,682,916 in debt issuance costs less accumulated amortization of $242,073.